UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (41.1%)(a)
			Principal amount	Value

Basic materials (2.7%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$40,000	$40,400

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			45,000	46,238

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			205,000	208,844

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			20,000	20,300

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			65,000	66,950

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	156,450

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			100,000	107,500

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			115,000	123,625

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			60,000	60,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	144,400

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			40,000	40,300

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			75,000	76,688

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	147,615

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			65,000	62,888

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			90,000	90,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			40,000	39,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			45,000	41,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			150,000	169,875

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			35,000	39,200

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			65,000	64,350

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			120,000	117,600

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			100,000	106,620

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	105,000	132,314

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$130,000	145,275

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	61,325

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019 (Netherlands)			240,000	266,700

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			45,000	43,200

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			50,000	49,625

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	69,063

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			35,000	35,473

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			110,000	123,200

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			45,000	46,712

PQ Corp. 144A sr. notes 8 3/4s, 2018			80,000	82,200

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			25,000	25,563

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			85,000	93,925

Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			85,000	84,150

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			20,000	20,800

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			35,000	36,050

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020			100,000	110,250

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			20,000	20,900

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			25,000	26,125

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			135,000	145,800

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			110,000	122,100

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			125,000	123,125

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			25,000	7,500

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			5,000	3,200

				3,846,618
Capital goods (2.6%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			20,000	20,900

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			130,000	138,216

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			250,000	270,625

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	100,000	139,325

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$35,000	39,069

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			80,000	84,000

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			20,000	21,200

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			70,000	76,650

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			130,000	147,875

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			50,000	51,688

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			40,000	39,200

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	55,813

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)			35,000	35,700

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			120,000	132,900

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			45,000	47,813

Exide Technologies sr. notes 8 5/8s, 2018			100,000	81,000

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			25,000	25,750

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			180,000	196,200

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			245,000	327,718

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			30,000	30,075

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			30,000	31,800

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			13,000	14,820

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			200,000	182,500

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			170,000	184,238

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	207,962

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			100,000	108,000

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	123,600

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			60,000	61,350

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	54,250

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			150,000	161,438

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			130,000	134,550

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			195,000	206,700

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			79,000	88,184

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			140,000	154,700

				3,675,809
Communication services (6.2%)

Adelphia Communications Corp. escrow bonds zero %, 2012			20,000	152

Adelphia Communications Corp. escrow bonds zero %, 2012			235,000	1,786

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	80,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	160,650

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	38,675

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	43,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			80,000	86,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			145,000	156,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			65,000	65,650

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	78,050

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	38,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			115,000	124,488

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			125,000	133,438

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			25,000	25,688

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			60,000	60,375

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			120,000	128,100

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			665,000	731,500

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			110,000	116,050

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			10,000	10,500

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			195,000	201,338

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			115,000	121,613

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	49,613

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			80,000	83,600

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			65,000	71,500

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	212,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	176,963

DISH DBS Corp. company guaranty 7 1/8s, 2016			15,000	16,819

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			135,000	159,638

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			230,000	259,900

Equinix, Inc. sr. unsec. notes 7s, 2021			75,000	82,594

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	40,863

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			85,000	97,113

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			65,000	74,750

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			95,000	108,300

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			130,000	139,750

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			145,000	161,675

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	101,650

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			60,000	63,900

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			50,000	50,000

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			387,187	410,902

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			580,000	614,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	89,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	92,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,400

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	101,750

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			55,000	60,775

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			85,000	91,163

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			165,000	178,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			50,000	42,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			25,000	17,875

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			110,000	76,450

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			50,000	53,875

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	180,400

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)			75,000	80,830

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			80,000	83,000

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			90,000	98,896

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			130,000	152,190

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	76,611

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			36,000	40,410

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			35,000	36,575

Sprint Capital Corp. company guaranty 6 7/8s, 2028			325,000	334,750

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			130,000	150,800

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			325,000	352,625

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			95,000	111,625

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			70,000	75,775

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			225,000	276,750

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			30,000	31,050

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			45,000	46,350

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)			75,000	82,725

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			80,000	79,200

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			135,905	134,206

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			35,000	37,975

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			95,000	98,800

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	71,988

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			75,000	79,125

				8,918,753
Consumer cyclicals (9.1%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,500

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			105,000	72,450

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			135,000	108,000

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			125,000	101,250

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			130,000	146,250

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			228,000	234,413

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	16,491

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			50,000	51,251

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			50,000	53,250

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	45,250

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			35,000	37,363

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			65,000	65,081

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			15,000	15,488

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			60,000	63,300

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018			90,000	95,850

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			150,000	144,000

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			60,000	60,450

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	109,500

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	49,050

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	53,625

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			40,000	43,800

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			150,000	164,250

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			107,000	68,213

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			270,000	290,081

Caesars Operating Escrow LLC/Caesars Escrow Corp. 144A sr. sub. notes 8 1/2s, 2020			90,000	88,200

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			55,000	58,850

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	80,000

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	22,650

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			125,000	113,750

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			45,000	49,163

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	220,250

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			50,000	55,250

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	65,700

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			182,970	197,150

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016			60,000	63,900

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	105,900

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			155,000	140,275

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			230,000	226,550

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			100,000	100,500

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			145,000	140,288

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			110,000	120,725

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			151,000	170,819

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	173,663

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			200,000	227,180

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	75,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	155,000	161,329

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$105,000	105,788

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	93,394

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			75,000	83,251

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			75,000	84,000

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			105,000	114,713

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			30,000	31,800

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			240,000	268,800

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	79,406

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	96,300

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			50,000	53,250

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			165,000	190,988

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			60,000	58,650

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			30,000	31,725

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			70,000	75,425

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			10,000	11,000

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			30,000	33,113

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	79,781

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			120,000	124,950

Lennar Corp. 144A company guaranty sr. notes 4 3/4s, 2017			35,000	36,225

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			40,000	38,700

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			100,000	114,500

Limited Brands, Inc. sr. notes 5 5/8s, 2022			50,000	54,000

LIN Television Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	40,900

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			240,000	259,800

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			160,000	188,216

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015			75,000	87,868

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			200,000	16,000

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			130,000	139,100

MGM Resorts International company guaranty sr. notes 9s, 2020			10,000	11,125

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			100,000	104,750

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			140,000	149,100

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	68,250

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	22,350

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			70,000	76,650

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			75,000	75,563

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			225,000	235,406

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			292,907	307,552

Navistar International Corp. sr. notes 8 1/4s, 2021			234,000	222,300

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			140,000	140,700

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			100,000	100,500

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			105,000	114,713

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			40,000	44,600

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			60,000	59,850

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			125,000	139,063

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			35,000	38,063

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	47,880

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			95,000	96,663

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	72,150

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			60,000	61,200

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			35,000	37,756

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	163,450

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			80,000	85,600

QVC Inc. 144A sr. notes 7 1/2s, 2019			90,000	99,121

QVC Inc. 144A sr. notes 7 3/8s, 2020			65,000	72,059

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	27,750

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	37,100

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	27,875

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			140,000	155,050

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			85,000	91,163

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	153,900

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			150,000	141,750

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			40,000	37,600

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	208,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			100,000	106,000

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			240,000	266,400

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			90,000	97,425

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			49,000	53,288

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			45,000	46,913

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			15,000	14,963

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			5,000	5,150

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,288

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			205,000	233,444

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			95,000	99,038

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			15,000	16,050

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			30,000	31,650

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			165,000	173,250

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			110,000	117,425

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			145,000	158,050

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			120,000	44,400

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			10,000	7,850

Travelport, LLC 144A sr. notes Ser. B, 6.362s, 2016(PIK)			96,864	71,679

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			36,000	25,380

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			75,000	77,250

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	122,763

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			60,000	66,300

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			95,000	98,325

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			210,000	226,275

				13,050,049
Consumer staples (2.9%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	40,250

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			20,000	22,250

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			30,000	33,188

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			70,000	71,838

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	86,438

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			30,000	32,925

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			70,724	75,498

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			80,000	74,600

Claire's Stores, Inc. 144A sr. notes 9s, 2019			175,000	184,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	167,475

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	57,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			25,000	25,750

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			150,000	159,750

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	145,275

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			80,000	90,200

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	101,888

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			45,000	46,125

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			235,000	265,844

Dole Food Co. sr. notes 13 7/8s, 2014			94,000	104,340

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,488

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	116,813

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			60,000	62,175

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			50,000	51,625

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	49,275

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	110,000	154,727

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$60,000	67,575

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			40,000	41,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			135,000	132,638

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			70,000	74,200

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			65,000	69,550

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			55,000	61,050

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			50,000	53,438

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			135,000	148,500

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			80,000	84,200

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	45,200

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			65,000	66,463

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			250,000	257,500

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			95,000	96,900

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	39,288

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	39,200

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			90,000	95,400

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			30,000	32,325

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			50,000	55,375

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			225,000	255,938

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			25,000	25,813

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			40,000	41,300

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			65,000	65,813

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			30,000	31,875

				4,137,154
Energy (5.6%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	47,025

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	37,100

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			45,000	39,825

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			75,000	66,188

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			85,000	92,225

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			20,000	26,727

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			50,000	61,816

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			30,000	26,925

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			95,000	85,263

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			35,000	36,400

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			60,000	64,050

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			90,000	95,175

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			225,000	239,063

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	95,838

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	134,375

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			95,000	106,638

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			40,000	40,100

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	108,100

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			110,000	114,125

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	131,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	30,975

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	51,625

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	77,963

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			215,000	229,513

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	139,100

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			205,000	217,300

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	249,550

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			40,000	40,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	107,350

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	71,338

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			200,000	188,000

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			75,000	80,625

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			85,000	82,450

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			80,000	72,200

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			84,000	86,520

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			185,000	174,363

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			70,000	69,300

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			125,000	129,375

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	10,250

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			130,000	138,125

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			50,000	52,313

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			110,000	110,275

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			25,000	24,938

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			175,000	190,750

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			40,000	43,300

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	179,200

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			115,000	116,725

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			90,000	90,338

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			45,000	41,850

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			90,000	93,938

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			40,000	41,400

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			120,000	90,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			95,000	103,075

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	94,838

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			95,000	97,850

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			65,000	68,900

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			91,000	100,100

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			120,000	120,600

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			90,000	103,500

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,650

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			85,000	88,825

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			190,000	190,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	180,250

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			50,000	46,000

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			70,000	69,475

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,750

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			45,000	46,913

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	148,838

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	199,800

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			45,000	45,000

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			245,000	259,088

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016			55,000	59,400

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			5,000	5,213

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			230,000	243,225

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			100,000	100,500

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	58,163

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	52,750

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,000

Suburban Propane Partners LP/Suburban Energy Finance Corp. 144A sr. unsec. notes 7 3/8s, 2021			83,000	88,810

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			25,000	26,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	30,600

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			65,000	66,138

Whiting Petroleum Corp. company guaranty 7s, 2014			90,000	95,175

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	91,687

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			40,000	42,800

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			145,000	153,338

				8,133,796
Financials (4.1%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 3.40675s, perpetual maturity			195,000	195,488

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			70,000	66,325

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			95,000	99,275

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	99,408

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	72,638

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	73,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	78,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			40,000	42,600

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	74,994

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			100,000	125,000

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			105,000	105,525

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			35,000	38,238

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			160,000	176,600

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	104,847

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	85,400

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			105,000	111,431

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			65,000	68,088

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	151,200

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	197,025

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	40,000	49,814

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$45,000	45,788

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	68,088

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			110,000	106,700

Dresdner Funding Trust I 144A bonds 8.151s, 2031			140,000	132,300

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			80,000	84,000

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			105,000	105,919

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			175,000	142,625

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	143,438

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	54,149

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			40,000	41,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	255,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	84,800

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			120,000	123,300

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			45,000	46,013

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	70,788

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			85,000	91,588

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	83,250

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			30,000	29,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			50,000	54,250

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			65,000	67,763

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	94,138

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			30,000	33,375

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			65,000	67,356

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			20,000	22,150

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			75,000	78,375

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			50,000	52,125

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			30,000	30,300

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			60,000	59,550

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			95,000	110,556

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			75,000	81,375

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			135,000	148,500

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	63,000

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			135,000	134,807

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			200,000	208,000

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)			265,000	262,350

Royal Bank of Scotland Group PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			30,000	34,854

SLM Corp. sr. notes Ser. MTN, 8s, 2020			45,000	51,413

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	337,125

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	261,813

				5,978,242
Health care (3.4%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			90,000	90,900

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	99,750

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			130,000	135,850

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			130,000	138,775

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	100,000	146,908

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$125,000	124,375

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			95,000	99,988

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	43,550

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			200,000	218,000

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			100,000	106,750

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			70,000	74,725

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	101,413

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			170,000	188,063

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017			29,000	30,849

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	241,338

HCA, Inc. sr. notes 6 1/2s, 2020			355,000	398,488

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	34,088

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			190,000	198,075

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			30,000	31,875

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			285,000	269,325

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	51,625

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			50,000	51,250

Jaguar Holding Co. II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			120,000	135,000

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			165,000	171,600

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			65,000	61,100

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	105,213

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	77,088

Service Corporation International sr. notes 7s, 2019			50,000	54,750

Service Corporation International sr. notes 7s, 2017			65,000	74,750

Service Corporation International sr. unsec. notes 7 3/8s, 2014			125,000	139,900

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			200,000	197,250

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	91,375

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	83,000

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			131,119	133,414

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	91,588

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			15,000	17,100

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	247,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			55,000	61,600

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	88,200

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	21,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	48,656

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	129,900

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			4,000	2,840

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			20,000	21,200

				4,930,734
Technology (1.8%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			15,000	12,881

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			25,000	16,500

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			45,000	35,663

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			145,000	130,138

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			202,350	198,303

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			20,000	19,500

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			65,000	69,550

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			25,000	25,875

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			100,000	104,250

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			65,000	73,125

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			45,000	49,050

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			155,000	163,138

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			95,116	97,732

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			75,000	74,063

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			180,000	179,550

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			145,000	148,988

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			84,000	88,095

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			49,000	53,410

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			155,000	166,819

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			60,000	66,900

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			55,000	63,800

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	50,513

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			25,000	27,625

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			446,000	370,180

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			60,000	65,250

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			70,000	71,400

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	104,025

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	128,100

				2,654,423
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	212,000

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			185,000	199,338

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			100,000	101,500

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			170,000	187,000

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			30,000	18,300

				718,138
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. notes 8s, 2020			55,000	63,525

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			85,000	97,538

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	160,588

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			90,000	99,900

Calpine Corp. 144A sr. notes 7 1/4s, 2017			166,000	177,620

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			95,000	117,501

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			155,000	163,138

Dynegy Holdings, LLC bonds 7 3/4s, 2019			175,000	875

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			75,000	37,875

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			20,000	10,100

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			85,000	42,819

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			40,000	20,100

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	115,200

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	54,907

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			45,000	47,813

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	271,360

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			122,000	136,030

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			50,000	50,875

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			155,000	175,925

EP Energy/EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			195,000	215,963

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			45,000	48,713

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			35,000	36,313

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			180,000	203,850

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	28,938

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			25,000	27,688

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			45,000	51,525

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	359,125

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			70,000	81,112

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			84,000	96,180

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	78,750

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	20,810

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			75,000	21,094

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			222,185	34,439

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			60,000	44,400

				3,192,589

Total corporate bonds and notes (cost $56,221,772)				$59,236,305

CONVERTIBLE BONDS AND NOTES (27.3%)(a)
			Principal amount	Value

Basic materials (1.5%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)			$725,000	$743,125

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			670,000	712,294

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			730,000	760,569

				2,215,988
Capital goods (1.6%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			740,000	777,000

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			630,000	635,513

Meritor, Inc. 144A cv. company guaranty sr. unsec. notes 7 7/8s, 2026			257,000	257,000

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			655,000	646,813

				2,316,326
Communication services (3.2%)

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			630,000	1,450,575

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			1,280,000	1,213,600

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			645,000	821,166

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			1,160,000	127,600

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			515,000	1,025,494

				4,638,435
Consumer cyclicals (6.8%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019			603,000	656,124

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	407,918

Cenveo Corp. 144A cv. company guaranty sr. unsec. notes 7s, 2017			355,000	313,953

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			571,000	845,822

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			732,000	756,705

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			2,280,000	1,090,125

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			1,250,000	1,809,625

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			1,070,000	1,065,988

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,760,000	1,791,900

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			622,000	1,022,024

				9,760,184
Consumer staples (1.3%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			470,000	492,325

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			618,000	605,254

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			740,000	807,525

				1,905,104
Energy (3.1%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			685,000	613,931

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			1,870,000	1,504,181

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			530,000	458,450

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			650,000	593,938

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			670,000	609,281

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	3,438

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	704,175

				4,487,394
Financials (3.1%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			935,000	1,004,541

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			415,000	423,819

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			598,000	908,960

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			920,000	846,400

PHH Corp. cv. sr. unsec. notes 4s, 2014			1,115,000	1,238,347

				4,422,067
Health care (2.3%)

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			185,000	173,438

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			763,000	144,970

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	111,250

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			1,135,000	761,159

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			1,075,000	1,036,703

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			302,000	298,603

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			625,000	786,719

				3,312,842
Technology (4.2%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			794,000	732,465

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			954,000	908,685

Micron Technology, Inc. 144A cv. sr. unsec. notes 3 1/8s, 2032			1,085,000	1,011,763

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			420,000	441,000

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			1,600,000	1,632,000

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			875,000	818,125

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			540,000	544,050

				6,088,088
Transportation (0.2%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			670,000	226,544

				226,544

Total convertible bonds and notes (cost $39,245,945)				$39,372,972

CONVERTIBLE PREFERRED STOCKS (23.6%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	$657

				657
Capital goods (1.3%)

United Technologies Corp. $3.75 cv. pfd.			35,100	1,920,672

				1,920,672
Communication services (1.2%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,299,935

Iridium Communications, Inc. 144A $7.00 cv. pfd.(NON)			4,095	374,181

				1,674,116
Consumer cyclicals (5.1%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			62,060	1,488,472

General Motors Co. Ser. B, $2.375 cv. pfd.			67,775	2,746,934

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			910	956,410

Nielsen Holdings NV $3.125 cv. pfd.			21,515	1,135,588

Stanley Black & Decker, Inc. $4.75 cv. pfd.			8,717	1,065,108

				7,392,512
Consumer staples (0.8%)

Bunge, Ltd. $4.875 cv. pfd.			11,750	1,201,438

				1,201,438
Energy (1.2%)

Apache Corp. Ser. D, $3.00 cv. pfd.			9,595	426,378

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,447	1,284,213

				1,710,591
Financials (10.3%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			28,010	745,766

AMG Capital Trust II $2.575 cv. pfd.			31,375	1,484,430

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,448	2,726,460

Citigroup, Inc. $7.50 cv. pfd.			19,455	1,950,947

EPR Properties Ser. C, $1.44 cv. pfd.			51,300	1,125,009

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			20,775	1,168,386

Huntington Bancshares Ser. A, 8.50% cv. pfd.			844	1,046,476

MetLife, Inc. $3.75 cv. pfd.			29,905	1,326,287

Oriental Financial Group 144A Ser. C, 8.75% cv. pfd. (Puerto Rico)			380	476,900

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,710	2,116,125

Wintrust Financial Corp. $3.75 cv. pfd.			10,190	563,507

				14,730,293
Health care (0.2%)

HealthSouth Corp. Ser. A, 6.50% cv. pfd.			298	311,783

				311,783
Transportation (1.0%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.(NON)			5,938	653,655

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			88,585	762,495

				1,416,150
Utilities and power (2.5%)

AES Trust III $3.375 cv. pfd.			30,565	1,527,296

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	56,924

NextEra Energy, Inc. $2.799 cv. pfd.			15,700	788,140

PPL Corp. $4.375 cv. pfd.			22,270	1,208,148

				3,580,508

Total convertible preferred stocks (cost $32,979,860)				$33,938,720

UNITS (1.0%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,432,200

Total units (cost $1,265,713)				$1,432,200

COMMON STOCKS (1.0%)(a)
			Shares	Value

Avis Budget Group, Inc.(NON)			3,210	$60,797

CIT Group, Inc.(NON)			936	34,679

Deepocean Group (Shell) (acquired 6/9/11, cost $131,921) (Norway)(RES)			9,082	136,230

DISH Network Corp. Class A			2,080	77,043

Dole Food Co., Inc.(NON)			32,306	370,874

Domtar Corp. (Canada)			440	35,248

Dynegy, Inc.(NON)			4,269	78,982

FelCor Lodging Trust, Inc.(NON)(R)			8,485	35,637

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,770	69,048

General Motors Co.(NON)			2,830	73,240

Harry & David Holdings, Inc.(NON)			124	10,540

Huntsman Corp.			5,330	87,625

Kodiak Oil & Gas Corp.(NON)			10,580	90,776

LyondellBasell Industries NV Class A (Netherlands)			1,000	49,730

Newfield Exploration Co.(NON)			1,350	32,859

NII Holdings, Inc.(NON)			6,770	34,324

Quicksilver Resources, Inc.(NON)			4,455	14,122

Terex Corp.(NON)			2,105	50,920

Trump Entertainment Resorts, Inc.(NON)			152	608

Vantage Drilling Co.(NON)			46,730	84,114

Vertis Holdings, Inc.(F)			481	5

Total common stocks (cost $1,710,429)				$1,427,401

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			111	$108,072

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	177,140

M/I Homes, Inc. $2.438 pfd.(NON)			4,274	96,592

Total preferred stocks (cost $342,681)				$381,804

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	119	$7,230

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	168,777	33,755

Total warrants (cost $38,280)				$40,985

SHORT-TERM INVESTMENTS (4.6%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			6,657,560	$6,657,560

Total short-term investments (cost $6,657,560)				$6,657,560

TOTAL INVESTMENTS

Total investments (cost $138,462,240)(b)				$142,487,947

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $1,240,139) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	12/20/12	$35,222	$35,037	$(185)
Citibank, N.A.
	Euro	Buy	12/20/12	82,469	82,312	157
	Euro	Sell	12/20/12	82,469	82,294	(175)
Credit Suisse AG
	Euro	Buy	12/20/12	60,486	60,358	128
	Euro	Sell	12/20/12	60,486	60,360	(126)
Deutsche Bank AG
	Euro	Sell	12/20/12	148,679	148,427	(252)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	12/20/12	41,260	41,083	(177)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	12/20/12	155,984	155,297	(687)
WestPac Banking Corp.
	Canadian Dollar	Sell	12/20/12	74,571	74,256	(315)
	Euro	Sell	12/20/12	501,580	500,715	(865)

Total						$(2,497)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $144,012,794.
(b)	The aggregate identified cost on a tax basis is $138,454,084, resulting in gross unrealized appreciation and depreciation of $11,176,534 and $7,142,671, respectively, or net unrealized appreciation of $4,033,863.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $136,230, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,399,844	$6,345,688	$4,087,972	$2,369	$6,657,560
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,688 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,499 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$241,651	$—	$—
Capital goods	50,920	—	—
Communication services	111,367	—	—
Consumer cyclicals	108,877	608	5
Consumer staples	431,671	10,540	—
Energy	221,871	136,230	—
Financials	34,679	—	—
Utilities and power	78,982	—	—
Total common stocks	1,280,018	147,378	5
Convertible bonds and notes	—	39,116,752	256,220
Convertible preferred stocks	1,920,672	32,017,391	657
Corporate bonds and notes	—	59,236,305	—
Preferred stocks	96,592	285,212	—
Units	—	1,432,200	—
Warrants	—	—	40,985
Short-term investments	6,657,560	—	—

Totals by level	$9,954,842	$132,235,238	$297,867

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,497)	$—

Totals by level	$—	$(2,497)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$285	$2,782
Equity contracts	40,985	—

Total	$41,270	$2,782

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013